Income tax (benefit)/expense - Movement in current Income Tax (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of Movement in Current Income Tax
At beginning of year	$ (47.6)	$ (71.9)	$ (68.8)
Charged to income or loss	(163.0)	(75.5)	(114.4)
Paid during the year	44.7	38.6	45.4
Withholding tax netting off	91.1	41.0	57.6
Derecognized on disposal of subsidiary	10.8
Exchange differences	(5.1)	20.2	8.3
At end of year	$ (69.1)	$ (47.6)	$ (71.9)